Variable Interest Entities and Other Consolidation Matters	12 Months Ended
Dec. 31, 2024
Variable Interest Entities and Other Consolidation Matters [Abstract]
VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS

3. VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS

On August 14, 2019, Zhongchao WFOE entered into VIE Agreements with Zhongchao Shanghai and its shareholders. The key terms of these VIE Agreements are summarized in “Note 1 - Organization and Principal Activities” above.

VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Zhongchao WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Zhongchao Shanghai, because it has both of the following characteristics:

1.	power to direct activities of Zhongchao Shanghai that most significantly impact its economic performance, and

2.	obligation to absorb losses of the entity that could potentially be significant to Zhongchao Shanghai or right to receive benefits from the entity that could potentially be significant to Zhongchao Shanghai.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE Agreements, it may not be able to consolidate the financial statements of Zhongchao Shanghai and its ability to conduct its business may be materially and adversely affected.

The Company had no operations but to consolidate the financial statements of Zhongchao Shanghai and its subsidiaries. Current regulations in China permit Zhongchao Shanghai to pay dividends to the Company only out of its accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of Zhongchao Shanghai to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

Risks of variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the VIE Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects, except as disclosed in this Annual Report.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the VIE Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the VIE Arrangements is remote based on current facts and circumstances.

The following significant amounts of Zhongchao Shanghai and its subsidiaries are included in the accompanying consolidated financial statements as of December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023
ASSETS
Cash and cash equivalents	$4,354,654	$5,443,562
Accounts receivable	4,682,320	2,552,738
Inventories	586,221	592,382
Other current assets	272,693	1,967,306
Investment in a limited partnership and an equity investee	1,089,960	1,145,404
Property and equipment, net	4,206,154	1,697,576
Right of use assets	89,020	796,653
Deferred tax assets	119,425	357,878
Other noncurrent assets	12,177	17,539
Total Assets	$15,412,624	$14,571,038

LIABILITIES
Advances from customers	$203,787	$838,838
Income tax payable	-	6,734
Operating lease liabilities, current and non-current	57,517	808,156
Due to Zhongchao Inc.*	483,800	564,652
Other current liabilities	1,276,732	1,593,106
Deferred tax liabilities	179,638	128,250
Total Liabilities	$2,201,474	$3,939,736

	For the years ended December 31,
	2024	2023	2022
Revenues	$15,864,773	$19,433,945	$14,151,516
Income (loss) from operations	$3,245,712	$(11,846,266)	$(1,716,154)
Net income (loss)	$2,902,555	$(10,780,772)	$(1,427,296)

*	The balances due from/to Zhongchao Inc. are eliminated on consolidation.

As of December 31, 2024 and 2023, the VIE and its subsidiaries did not collateralize their assets for the obligation. Moreover, the beneficial interest holders of the VIE and its subsidiaries had no recourse to the general credit of the Company or its subsidiaries.